SUMMARY OF COMMON STOCK ISSUED AND OUTSTANDING (Details) - shares	May 31, 2026	Feb. 28, 2026	Feb. 28, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Shares, issued	387,232,589	267,872,804
Issuable	1,250,000
Common stock shares issued	388,482,589	267,872,804	144,124,538
Common stock shares outstanding	388,482,589	267,872,804	144,124,538